Summarized Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Summarized Quarterly Financial Information (Unaudited)	Summarized Quarterly Financial Information (Unaudited)
Summarized quarterly financial information is as follows:

2019	1st	2nd	3rd	4th
(in thousands, except per share data)	Quarter	Quarter	Quarter	Quarter	Total

Operating revenues	$277,059	$320,428	$330,857	$423,055	$1,351,399
Costs and expenses	(254,305)	(272,351)	(303,652)	(351,080)	(1,181,388)
Depreciation and amortization of intangible assets	(17,006)	(19,532)	(21,661)	(26,145)	(84,344)
Gains (losses), net on disposal of property and equipment	(173)	(144)	11	1,998	1,692
Interest expense	(8,916)	(18,023)	(26,537)	(27,120)	(80,596)
Defined benefit pension plan expense	(1,572)	(1,564)	(2,071)	(1,746)	(6,953)
Miscellaneous, net	(800)	369	2,042	(417)	1,194
Income (loss) from continuing operations before income taxes	(5,713)	9,183	(21,011)	18,545	1,004
Provision (benefit) for income taxes	(2,393)	3,385	(3,677)	5,602	2,917
Income (loss) from continuing operations, net of tax	(3,320)	5,798	(17,334)	12,943	(1,913)
Loss from discontinued operations, net of tax	(3,494)	(6,164)	(4,429)	(2,378)	(16,465)
Net income (loss)	(6,814)	(366)	(21,763)	10,565	(18,378)
Income (loss) attributable to noncontrolling interest	—	—	166	(166)	—
Net income (loss) attributable to the shareholders of The E.W. Scripps Company	$(6,814)	$(366)	$(21,929)	$10,731	$(18,378)
Net income (loss) from continuing operations per basic share of common stock	$(0.04)	$0.07	$(0.22)	$0.16	$(0.02)
Loss from discontinued operations per basic share of common stock	$(0.04)	$(0.07)	$(0.05)	$(0.03)	$(0.20)
Net income (loss) from continuing operations per diluted share of common stock	$(0.04)	$0.07	$(0.22)	$0.16	$(0.02)
Loss from discontinued operations per diluted share of common stock	$(0.04)	$(0.07)	$(0.05)	$(0.03)	$(0.20)
Weighted average shares outstanding:
Basic	80,673	80,822	80,877	80,927	80,826
Diluted	80,673	81,196	80,877	81,322	80,826
Cash dividends per share of common stock	$0.05	$0.05	$0.05	$0.05	$0.20
The sum of the quarterly net income (loss) per share amounts may not equal the reported annual amount because each amount is computed independently based upon the weighted-average number of shares outstanding for the period.

2018	1st	2nd	3rd	4th
(in thousands, except per share data)	Quarter	Quarter	Quarter	Quarter	Total

Operating revenues	$243,206	$273,425	$289,334	$351,397	$1,157,362
Costs and expenses	(225,407)	(231,594)	(228,632)	(261,280)	(946,913)
Depreciation and amortization of intangible assets	(14,547)	(14,494)	(14,840)	(16,830)	(60,711)
Gains (losses), net on disposal of property and equipment	(717)	66	501	(1,105)	(1,255)
Interest expense	(8,759)	(9,279)	(9,003)	(9,143)	(36,184)
Defined benefit pension plan expense	(1,388)	(1,389)	(3,529)	(13,446)	(19,752)
Miscellaneous, net	138	(156)	(546)	687	123
Income (loss) from continuing operations before income taxes	(7,474)	16,579	33,285	50,280	92,670
Provision (benefit) for income taxes	(1,210)	4,219	8,695	11,077	22,781
Income (loss) from continuing operations, net of tax	(6,264)	12,360	24,590	39,203	69,889
Loss from discontinued operations, net of tax	(20,817)	(6,640)	(5,459)	(17,224)	(50,140)
Net income (loss)	(27,081)	5,720	19,131	21,979	19,749
Loss attributable to noncontrolling interest	(632)	—	—	—	(632)
Net income (loss) attributable to the shareholders of The E.W. Scripps Company	$(26,449)	$5,720	$19,131	$21,979	$20,381
Net income (loss) from continuing operations per basic share of common stock	$(0.07)	$0.15	$0.30	$0.48	$0.85
Loss from discontinued operations per basic share of common stock	$(0.26)	$(0.08)	$(0.07)	$(0.21)	$(0.61)
Net income (loss) from continuing operations per diluted share of common stock	$(0.07)	$0.15	$0.29	$0.47	$0.85
Loss from discontinued operations per diluted share of common stock	$(0.26)	$(0.08)	$(0.07)	$(0.21)	$(0.60)
Weighted average shares outstanding:
Basic	81,554	81,824	81,452	80,669	81,369
Diluted	81,554	81,852	82,084	81,348	81,927
Cash dividends per share of common stock	$0.05	$0.05	$0.05	$0.05	$0.20
The sum of the quarterly net income (loss) per share amounts may not equal the reported annual amount because each amount is computed independently based upon the weighted-average number of shares outstanding for the period.